SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENT	NOTE 10: SUBSEQUENT EVENT Alpha Capital Anstalt exercised its green shoe option in part on March 29, 2019 and purchased 109,649 convertible preferred shares in consideration of $125.